ACCRUED EXPENSES AND OTHER PAYABLES (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
ACCRUED EXPENSES AND OTHER PAYABLES
Business tax and other tax payables	$ 1,948,000	11,793,000	16,276,000
Payables for purchase of property and equipment	6,583,000	39,853,000	13,224,000
Advance from a potential buyer of part of the Cloud infrastructure	12,389,000	75,000,000
Advance from customers	1,995,000	12,079,000	11,669,000
Other accrued expenses	3,032,000	18,350,000	16,604,000
Total	$ 25,947,000	157,075,000	57,773,000